Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories
Schedule of inventories

	December 31,
	2016	2015
	(in US$’000)
Raw materials	660	753
Finished goods	12,162	8,802
	12,822	9,555

Schedule of movement in provision for excess and obsolete inventories

	2016	2015	2014
	(in US$’000)
As at January 1	25	34	126
Provision	140	25	15
Decrease due to sale of inventories	—	(33)	(106)
Exchange difference	(5)	(1)	(1)
As at December 31	160	25	34